Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021
Disclosure of Commitments and Contingencies [Line Items]
Royalty expiration period from the date of first commercial sale		15 years
Royalty expiration extended period from the date of first commercial sale	5 years
Bottom of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
License and supply agreement, potential undiscounted future payments		$ 0
Royalty payment as a percentage of net sales		20.00%
Top of range [Member]
Disclosure of Commitments and Contingencies [Line Items]
License and supply agreement, potential undiscounted future payments		$ 178